Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,876	$ 4,285
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	48	77
Net interest expense (income)	(40)	(21)
Administrative expense	3	3
Defined benefit pension expense	11	59
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	85	74
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	96	133
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	10
Past service costs		2
Net interest expense (income)	19	16
Remeasurements of other long-term benefits	2	1
Defined benefit pension expense	29	29
Defined contribution pension expense	0
Total pension and other post-employment benefit expense	$ 29	$ 29